Disclosure of financial instruments and risk management	6 Months Ended
Jun. 30, 2023
Disclosure of financial instruments and risk management
Disclosure of financial instruments and risk management

14. Disclosure of financial instruments and risk management

As the Group requires significant liquid funds available for the financing of its COVID-19 and influenza research and development activities, during the six months ended June 30, 2023, it has maintained funds as cash and cash equivalents and not in less liquid financial instruments. The Group has distributed the cash amongst several banks and amongst the legal entities in the Group in order to reduce negative interest penalties.

Refer to note 16 to the consolidated financial statements as of December 31, 2022 for additional information on the Group’s risk management activities. As of June 30, 2023, the Group held cash and cash equivalents of USD 73,600k and CHF 132k, which are exposed to foreign currency exchange risk. The Group intends to settle expenses arising in US dollars using these US dollar funds.